Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

The Company's and the bank subsidiaries' actual capital amounts and ratios for 2012 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,328,089	20.60%	$515,695	8.00%	N/A	N/A
International Bank of Commerce, Laredo	945,384	17.19	440,038	8.00	$550,048	10.00%
International Bank of Commerce, Brownsville	128,788	27.36	37,659	8.00	47,074	10.00
International Bank of Commerce, Zapata	54,542	33.14	13,166	8.00	16,458	10.00
Commerce Bank	60,982	34.52	14,131	8.00	17,664	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,266,799	19.65%	$257,848	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	16.23	220,019	4.00	$330,029	6.00%
International Bank of Commerce, Brownsville	123,361	26.21	18,830	4.00	28,245	6.00
International Bank of Commerce, Zapata	52,967	32.18	6,583	4.00	9,875	6.00
Commerce Bank	59,200	33.52	7,065	4.00	10,598	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,266,799	10.86%	$466,624	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	9.26	385,621	4.00	$482,026	5.00%
International Bank of Commerce, Brownsville	123,361	13.79	35,787	4.00	44,734	5.00
International Bank of Commerce, Zapata	52,967	10.64	19,918	4.00	24,897	5.00
Commerce Bank	59,200	11.27	21,004	4.00	26,255	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00